Employees' Retirement Benefits (Assumptions Used in Determination of the Projected Benefit Obligations and Net Periodic Pension Cost) (Detail) - Contract-type Corporate Pension Plan, Defined Benefit	Mar. 31, 2016	Mar. 31, 2015
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	0.50%	1.00%
Long-term rate of salary increases	2.90%	2.90%